Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease costs	$ 5,209	$ 5,488	$ 2,726
Short-term lease cost	3,996	3,417	2,699
Total lease cost	$ 9,205	$ 8,905	$ 5,425